U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kristi Rojohn
Title:    Investment Compliance VP and Asst. Secretary
Phone:    (515) 226-6028

Signature, Place and Date of Signing:

/s/ Kristi Rojohn      West Des Moines, IA        11/13/2009
Signature              City, State                Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None

                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 203
Form 13F Information Table Value Total: $778,144

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report. None

            							FORM 13F
                                                                         Item 6:Inv Discretion
             Item 1:             Item 2:  Item 3:  Item 4:      Item 5: (a)Sole(b)Shared(c)Shared  Item 7:         Item 8:
                                  Title             Total                        as def.   Other            Voting Auth (Shares)
         Name of Issuer         of Class  Cusip    Mktvalue     Shares          Instr.V            Mgrs   (a)Sole (b)Shared (c)None
AT&T INC                         COM     00206R102    3,240      119,951   x                                  x
ABBOTT LABORATORIES              COM     002824100    4,296       86,833   x                                  x
ADAMS EXPRESS COMPANY            MF      006212104    1,365      139,668   x                                  x
ADOBE SYSTEMS INC                COM     00724F101      852       25,800   x                                  x
AGILENT TECHNOLOGIES INC         COM     00846U101      535       19,210   x                                  x
ALCOA INC                        COM     013817101      648       49,402   x                                  x
ALLSTATE CORP                    COM     020002101      678       22,130   x                                  x
ALTRIA GROUP INC                 COM     02209S103    1,117       62,713   x                                  x
AMERICAN EXPRESS COMPANY         COM     025816109    2,996       88,375   x                                  x
AMERIPRISE FINANCIAL INC         COM     03076C106      621       17,082   x                                  x
AMGEN INC                        COM     031162100    3,090       51,297   x                                  x
ANADARKO PETROLEUM CORP          COM     032511107    2,604       41,515   x                                  x
APACHE CORP                      COM     037411105    2,177       23,710   x                                  x
APPLE COMPUTER INC               COM     037833100    2,762       14,900   x                                  x
APPLIED MATERIALS INC.           COM     038222105      518       38,660   x                                  x
ARCELORMITTAL                    COM     03938L104      275        7,400   x                                  x
ATMOS ENERGY                     COM     049560105    1,864       66,147   x                                  x
AUTOMATIC DATA PROCESSING        COM     053015103    1,262       32,100   x                                  x
BGC PARTNERS INC CLASS A         COM     05541T101    1,430      334,183   x                                  x
BAKER HUGHES INC                 COM     057224107    1,134       26,580   x                                  x
BALLY TECHNOLOGIES               COM     05874B107      779       20,300   x                                  x
BANK OF AMERICA                  COM     060505104    2,303      136,083   x                                  x
BANK OF AMERICA                  PFD     060505831    1,127       60,000   x                                  x
BANK OF NEW YORK MELLON CORP     COM     064058100      993       34,260   x                                  x
BARRICK GOLD CORP                COM     067901108    5,601      147,781   x                                  x
BECTON DICKINSON & CO.           COM     075887109    1,516       21,735   x                                  x
BED BATH & BEYOND INC            COM     075896100      678       18,050   x                                  x
BIGBAND NETWORKS INC             COM     089750509      434      108,200   x                                  x
BIO-RAD LABORATORIES             COM     090572207      772        8,400   x                                  x
BLACKROCK PROVIDENT T-FUND       MF      09248U718    5,641    5,640,658   x                                  x
BOEING COMPANY                   COM     097023105    2,377       43,893   x                                  x
BRISTOL-MYERS SQUIBB CO          COM     110122108    1,472       65,352   x                                  x
BUCKEYE PARTNERS                 COM     118230101      963       19,900   x                                  x
CBS CORP                         COM     124857202      238       19,719   x                                  x
CIGNA CORPORATION                COM     125509109      691       24,600   x                                  x
CIT GROUP INC                    PFD     125581306       30       10,000   x                                  x
CMS ENERGY CORP                  COM     125896100      880       65,650   x                                  x
CATERPILLAR INC                  COM     149123101    2,347       45,728   x                                  x
CHARLES RIVER LABORATORIES       COM     159864107      740       20,000   x                                  x
CHEVRON CORP                     COM     166764100    6,446       91,523   x                                  x
CISCO SYSTEMS INC                COM     17275R102    6,005      255,080   x                                  x
CINTAS CORP                      COM     172908105      929       30,650   x                                  x
CITIGROUP INC                    COM     172967101      366       75,649   x                                  x
COACH INC                        COM     189754104      711       21,600   x                                  x
COCA-COLA COMPANY                COM     191216100    4,430       82,503   x                                  x
COCA-COLA FEMSA SAB-SP ADR       COM     191241108      491       10,200   x                                  x
COLGATE PALMOLIVE CO             COM     194162103    1,902       24,940   x                                  x
COMCAST CORP                     COM     20030N101    1,918      113,565   x                                  x
CONOCOPHILLIPS                   COM     20825C104    2,295       50,828   x                                  x
DANAHER CORP                     COM     235851102      444        6,600   x                                  x
DARLING INTERNATIONAL INC        COM     237266101      734       99,810   x                                  x
DELL INC                         COM     24702R101      773       50,688   x                                  x
DEVON ENERGY CORP                COM     25179M103    1,325       19,680   x                                  x
DIAGEO PLC-SPONSORED ADR         COM     25243Q205      689       11,200   x                                  x
DISNEY (WALT) COMPANY            COM     254687106    2,304       83,889   x                                  x
DOW CHEMICAL                     COM     260543103    1,382       52,993   x                                  x
DU PONT (E.I.) DE NEMOURS        COM     263534109    3,170       98,619   x                                  x
EMC CORP                         COM     268648102    4,331      254,168   x                                  x
EMC INSURANCE GROUP INC          COM     268664109    2,145      101,518   x                                  x
EBAY INC                         COM     278642103      946       40,065   x                                  x
ENBRIDGE ENERGY PARTNERS         COM     29250R106      874       19,400   x                                  x
ENERGY CONVERSION DEVICES        COM     292659109      603       52,100   x                                  x
ENTERGY MISSISSISPPI INC         PFD     29364N850      975       50,000   x                                  x
EQUITRUST SERIES FUND, INC       MF      294937701    1,541      124,141   x                                  x
EQUITRUST SERIES FUND, INC       MF      294937800      287       28,073   x                                  x
EQUITRUST SERIES FUND, INC       MF      294937867    2,411    2,411,336   x                                  x
EQUITRUST SERIES FUND, INC       MF      294937883    1,024      116,941   x                                  x
EXELON CORP                      COM     30161N101    1,951       39,323   x                                  x
EXTERRAN HOLDING INC             COM     30225X103      273       11,500   x                                  x
EXXON MOBIL CORPORATION          COM     30231G102    9,284      135,309   x                                  x
FLIR SYSTEMS                     COM     302445101    1,303       46,600   x                                  x
FEDERAL NATIONAL MTG ASSN        PFD     313586794       48       17,300   x                                  x
FEDERAL SIGNAL CORP              COM     313855108      623       86,700   x                                  x
ARTHUR J GALLAGHER & CO          COM     363576109    1,344       55,130   x                                  x
GAMESTOP CORP                    COM     36467W109      649       24,500   x                                  x
GENERAL ELECTRIC COMPANY         COM     369604103    7,410      451,265   x                                  x
GENUINE PARTS CO                 COM     372460105    1,320       34,675   x                                  x
GENWORTH FINANCIAL INC           PFD     37247D403      800       20,000   x                                  x
H & Q LIFE SCIENCES              MF      404053100    1,223      132,462   x                                  x
HEINZ (H.J.) CO                  COM     423074103      497       12,500   x                                  x
HELMERICH & PAYNE                COM     423452101    1,197       30,280   x                                  x
HEWLETT-PACKARD CO.              COM     428236103    4,044       85,652   x                                  x
HONEYWELL INTERNATIONAL INC      COM     438516106    4,715      126,926   x                                  x
ITT CORP                         COM     450911102    2,445       46,880   x                                  x
ILLINOIS TOOL WORKS              COM     452308109    1,915       44,840   x                                  x
INTEL CORP                       COM     458140100    4,023      205,552   x                                  x
INTEGRYS ENERGY                  COM     45822P105    1,712       47,700   x                                  x
INT'L BUSINESS MACHINES CORP     COM     459200101    2,835       23,703   x                                  x
INTERSTATE P&L CO                PFD     461070872    5,021      178,700   x                                  x
INVESTMENT TECHNOLOGY GROUP      COM     46145F105      634       22,700   x                                  x
ISHARES                          COM     464286848      503       50,600   x                                  x
ISHARES                          MF      464287101    1,406       28,810   x                                  x
ISHARES                          COM     464287226      240        2,285   x                                  x
ISHARES                          MF      464287465    5,786      105,810   x                                  x
ISHARES                          MF      464287564    2,263       46,538   x                                  x
ISHARES                          MF      464287598    4,872       87,800   x                                  x
ISHARES                          MF      464287614    4,546       98,170   x                                  x
ISHARES                          MF      464287630      694       12,300   x                                  x
ISHARES                          MF      464287648    3,704       56,615   x                                  x
ISHARES                          MF      464287879      802       14,277   x                                  x
ISHARES                          MF      464288273      493       13,579   x                                  x
ISHARES                          MF      464288489      856       29,093   x                                  x
ISHARES                          MF      464288588      228        2,135   x                                  x
ISHARES                          MF      46428R107      716       24,112   x                                  x
JP MORGAN CHASE & CO             COM     46625H100    4,652      106,170   x                                  x
JP MORGAN CHASE & CO             PFD     46625HHA1      960        1,000   x                                  x
JANUS GROWTH & INCOME FUND       MF      471023200    1,590       58,603   x                                  x
JOHNSON & JOHNSON                COM     478160104    9,136      150,046   x                                  x
JPMORGAN US TREAS PL MMK-AG      MF      4812C2$08  324,608  324,607,829   x                                  x
JPMORGAN US TREAS PL MMK-AG      MF      4812C2$J8   51,942   51,941,528   x                                  x
KIMBERLY-CLARK                   COM     494368103    1,119       18,970   x                                  x
KINDER MORGAN MANAGEMENT LLC     COM     49455U100    2,227       47,031   x                                  x
KRAFT FOODS INC                  COM     50075N104    2,459       93,620   x                                  x
LILLY (ELI) & CO                 COM     532457108      962       29,124   x                                  x
LIMITED INC                      COM     532716107    1,538       90,500   x                                  x
MAGELLAN MIDSTREAM PRTNS         COM     559080106      838       22,300   x                                  x
MANTECH INTERNATINAL CORP        COM     564563104      707       15,000   x                                  x
MCDONALDS CORPORATION            COM     580135101    4,361       76,414   x                                  x
MERCK & CO INC                   COM     589331107    1,619       51,188   x                                  x
MERIDIAN GROWTH FUND INC         MF      589619105    1,616       50,576   x                                  x
METLIFE INC                      COM     59156R108    1,448       38,030   x                                  x
METLIFE INC                      PFD     59156R504    1,194       60,000   x                                  x
METTLER-TOLEDO INTERNATIONAL     COM     592688105      698        7,700   x                                  x
MICROSOFT CORP                   COM     594918104    9,390      362,679   x                                  x
MOTOROLA INC                     COM     620076109      516       60,114   x                                  x
MYLAN INC                        COM     628530107      846       52,825   x                                  x
NEW YORK COMMUNITY BANCORP       COM     649445103    1,344      117,655   x                                  x
NEWMONT MINING CORP              COM     651639106    2,408       54,695   x                                  x
NORTHERN INSTL                   MF      665278$PW      194      193,652   x                                  x
NORTHERN INSTL                   MF      665278107   12,210   12,209,539   x                                  x
NORTHERN TRUST CORP              COM     665859104    1,140       19,600   x                                  x
OCCIDENTAL PETROLEUM CO          COM     674599105    4,075       51,975   x                                  x
OLD REPUBLIC INTERNATIONAL       COM     680223104      542       44,500   x                                  x
ORACLE CORPORATION               COM     68389X105    4,794      230,041   x                                  x
PNC FINANCIAL SERVICES           PFD     693475AJ4    7,621        8,000   x                                  x
PEPCO HOLDINGS INC               COM     713291102      786       52,800   x                                  x
PEPSICO INC                      COM     713448108    3,205       54,640   x                                  x
PFIZER INC                       COM     717081103    4,296      259,570   x                                  x
PHILIP MORRIS INTL INC           COM     718172109    4,285       87,913   x                                  x
PINNACLE WEST CAPITAL            COM     723484101    1,822       55,515   x                                  x
POWERSHARES ZACKS MICRO CAP      MF      73935X740      838       86,958   x                                  x
T ROWE PRICE GROWTH STOCK FUND   MF      741479109    1,586       62,814   x                                  x
PRINCIPAL FINANCIAL GROUP        PFD     74251V201    6,894      100,000   x                                  x
PRINCIPAL FINANCIAL GROUP        PFD     74251V300    3,840      200,000   x                                  x
PROCTER AND GAMBLE CO.           COM     742718109    7,479      129,133   x                                  x
PROSHARES ULTRASHORT             MF      74347R297    2,121       48,200   x                                  x
QUALCOMM INC                     COM     747525103      440        9,785   x                                  x
QUEST DIAGNOSTIC INC             COM     74834L100    1,801       34,500   x                                  x
REDWOOD TRUST INC                COM     758075402      994       64,100   x                                  x
ROWAN COMPANIES INC              COM     779382100    1,062       46,055   x                                  x
SEI INVESTMENTS COMPANY          COM     784117103    1,049       53,300   x                                  x
SG PREFERRED CAPITAL II          PFD     784210304    1,891        2,500   x                                  x
STANDARD AND POORS 500 INDEX     COM     78462F103    3,143       29,770   x                                  x
SCHERING-PLOUGH                  COM     806605101    1,713       60,625   x                                  x
SERVICE CORP INTERNATIONAL       COM     817565104      813      116,000   x                                  x
SIGMA DESIGNS INC                COM     826565103      283       19,500   x                                  x
SOUTHERN CALIFORNIA EDISON       PFD     842400749      420        5,000   x                                  x
SOUTHERN CALIFORNIA EDISON       PFD     842400756    1,227       15,000   x                                  x
SOUTHERN CO                      COM     842587107    1,096       34,619   x                                  x
SOVEREIGN CAPITAL TR V           PFD     84604V204      970       40,000   x                                  x
STRYKER CORP                     COM     863667101      854       18,795   x                                  x
SYMANTEC CORP                    COM     871503108    1,047       63,585   x                                  x
SYSCO CORP                       COM     871829107    1,307       52,585   x                                  x
TARGET CORP                      COM     87612E106    2,220       47,560   x                                  x
TEVA PHARMACEUTICAL-SP ADR       COM     881624209    1,976       39,079   x                                  x
TEXAS INSTRUMENT                 COM     882508104      947       39,979   x                                  x
3M CO                            COM     88579Y101    3,911       52,998   x                                  x
TIFFANY & CO                     COM     886547108    1,356       35,200   x                                  x
TIME WARNER INC                  COM     887317303    1,369       47,572   x                                  x
TIME WARNER CABLE INC            COM     88732J207      514       11,940   x                                  x
TORTOISE ENERGY CAPITAL CORP     COM     89147U100    1,952       98,562   x                                  x
TUPPERWARE BRANDS CORP           COM     899896104    1,517       38,000   x                                  x
U S BANCORP                      COM     902973304      867       39,652   x                                  x
UNION PACIFIC CORP               COM     907818108      409        7,010   x                                  x
UNITED PARCEL SERVICE -CL B      COM     911312106    1,300       23,015   x                                  x
UNITED TECHNOLOGIES CORP.        COM     913017109    3,980       65,317   x                                  x
USB CAPITAL IX                   PFD     91731KAA8    1,535    2,000,000   x                                  x
VALERO ENERGY CORP               COM     91913Y100      619       31,900   x                                  x
VANGUARD MEGA CAP                MF      921910816    4,616      118,500   x                                  x
VANGUARD EXPLORER FUND           MF      921926200    1,128       22,073   x                                  x
VANGUARD                         MF      921943858      815       23,750   x                                  x
VANGUARD WINDSOR II              MF      922018304    1,706       42,792   x                                  x
VANGUARD GNMA FUND               MF      922031794      121       11,242   x                                  x
VANGUARD EMERGING MKT            MF      922042841    1,772       55,588   x                                  x
VANGUARD EMERGING MKT            MF      922042858    4,698      121,929   x                                  x
VANGUARD                         MF      922908512      798       18,718   x                                  x
VANGUARD                         MF      922908538      791       17,416   x                                  x
VANGUARD                         MF      922908595      834       14,515   x                                  x
VANGUARD                         MF      922908744    1,617       35,095   x                                  x
VERIZON COMMUNICATIONS           COM     92343V104    3,803      125,651   x                                  x
VIACOM INC                       COM     92553P201      553       19,719   x                                  x
WACHOVIA PFD FUNDING             PFD     92977V206      730       36,000   x                                  x
WAL-MART STORES                  COM     931142103    6,633      135,117   x                                  x
WALGREEN CO                      COM     931422109      906       24,175   x                                  x
WASTE MANAGEMENT INC             COM     94106L109    1,097       36,800   x                                  x
WELLS FARGO CO                   COM     949746101    2,235       79,301   x                                  x
WEYERHAEUSER CO                  COM     962166104      375       10,221   x                                  x
WHITING PETROLEUM CORP           COM     966387102      426        7,400   x                                  x
HELEN OF TROY LTD                COM     G4388N106      977       50,300   x                                  x
INGERSOLL-RAND PLC               COM     G47791101    1,027       33,495   x                                  x
WEATHERFORD INTL LTD             COM     H27013103    1,427       68,840   x                                  x
NOBLE CORP                       COM     H5833N103      786       20,715   x                                  x
TRANSOCEAN LTD                   COM     H8817H100      922       10,775   x                                  x
                                                    778,144